Finance leases (Tables)	12 Months Ended
Oct. 31, 2019
Finance leases [Abstract]
Finance Lease Liabilities Minimum Lease Payments And Present Value
	October 31, 2019	October 31, 2018
	$m	$m
Current	11.8	13.6
Non-current	11.7	14.9
	23.5	28.5

Finance lease liabilities – minimum lease payments:

	October 31, 2019	October 31, 2018
	$m	$m
Within one year	13.1	15.1
Between one and five years	12.5	16.0
	25.6	31.1
Future lease charges	(2.1)	(2.6)
	23.5	28.5
Finance lease liabilities – present value of minimum lease payments:

	October 31, 2019	October 31, 2018
	$m	$m
Within one year	11.8	13.6
Between one and three years	10.8	13.3
Between three and five years	0.9	1.6
	23.5	28.5